GENERAL	6 Months Ended
Jun. 30, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL
NOTE 1:	GENERAL

Perion Network Ltd. ("Perion") and its wholly-owned subsidiaries (collectively referred to as the "Company"), is a global technology innovator in the digital advertising ecosystem, providing brands, agencies and publishers with holistic solutions to identify and reach their most valuable customers – across all channels – with high-impact creative units. These are orchestrated by Perion’s proprietary intelligent Hub (iHUB), which connects the supply and demand sides of the marketplace, and as a result is capable of bringing Perion and its client’s significant efficiencies.

On October 4, 2021, the Company completed the acquisition of Vidazoo Ltd. (see Note 3).